Provisions - Schedule of changes in fair value of plan assets, United Kingdom (Details) - UK - Plan assets - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	€ 10,208	€ 10,152	€ 17,244
Net incorporation of companies into the Group	0	(41)	0
Expected return on plan assets	478	498	320
Benefits paid	(465)	(434)	(487)
Contributions	182	225	262
Actuarial gains/(losses)	(1,440)	(406)	(6,517)
Exchange differences and other items	437	214	(670)
Fair value of plan assets at end of year	€ 9,400	€ 10,208	€ 10,152